Segments of Operations (Details 1) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Net investment income	$ 919	$ 853	$ 1,139	$ 1,038	$ 970
Other income	82	67	100	82	82
Revenues before realized gains	1,017	938	1,262	1,146	1,083
Realized gains on securities	2	26	35	68	65
Total revenues	1,019	964	1,297	1,214	1,148
Annuity [Member]
Segment Reporting Information [Line Items]
Net investment income	905	838	1,120	1,017	950
Other income	78	63	94	77	77
Revenues before realized gains	983	901	1,214	1,094	1,027
Run-off Life [Member]
Segment Reporting Information [Line Items]
Revenues before realized gains	$ 34	$ 37	$ 48	$ 52	$ 56